Document And Entity Information	Dec. 08, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 08, 2022
Entity Registrant Name	HELIOS TECHNOLOGIES, INC.
Entity Central Index Key	0001024795
Entity Emerging Growth Company	false
Securities Act File Number	0-21835
Entity Incorporation, State or Country Code	FL
Entity Tax Identification Number	59-2754337
Entity Address, Address Line One	7456 16th St E
Entity Address, City or Town	Sarasota
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	34243
City Area Code	941
Local Phone Number	362-1200
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock $.001 Par Value
Trading Symbol	HLIO
Security Exchange Name	NYSE